RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP WITH RELATED PARTIES

The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Man Siu Ming	General Manager
Chi Yip Eng. & (Trans.) Company Limited (“Chi Yip”)	A company owned by Mr. Man Siu Ming’s parents

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Soil and rock transportation income charged to Chi Yip included in revenues	-	643,748	443,314
Site management income charge to Chi Yip included in other income	-	33,030	-

Service fee charged by Chi Yip included in cost of sales	1,023,137	887,945	1,282,408

Finance lease:
Finance lease expenses fees paid for Chi Yip	29,307	56,135	41,285
Initial payment of finance lease – related parties	(156,248)	-	-
Principal payment of finance lease liabilities - related parties	(322,807)	(301,979)	(307,780)

Proceeds from (Repayment to) Chi Yip	156,248	(156,248)	-

Proceeds from Director - Man Siu Ming	275,619	666,214	1,087,747
Repayments to Director - Man Siu Ming	(623,776)	(333,042)	(596,154)
Net (repayments to) proceeds from Man Siu Ming	(348,157)	333,172	491,593

SCHEDULE OF BALANCE WITH RELATED PARTIES

	As of March 31,
	2025	2026
	USD	USD
Accounts receivable
Chi Yip Eng. & (Trans.) Company Limited	445,573	339,395

Finance lease liabilities
Chi Yip Eng. & (Trans.) Company Limited	815,372	499,839

Amount due to related parties
Mr. Man Siu Ming	530,078	1,708,019

SCHEDULE OF KEY TERMS OF LEASES

Key terms of the Company’s leases with Chi Yip are as follows:

	As of March 31,
	2025	2026
	USD	USD
Weighted-average remaining lease term-finance	2.89 years	1.41 years
Weighted average discount rate-finance	6.85%	7.60%

SCHEDULE OF MATURITY ANALYSIS FOR LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities with Chi Yip as of March 31, 2026:

USD
Year ending March 31,
2027	229,292
2028	193,826
2029	124,924
2030	-
2031 and thereafter	-
Total undiscounted lease payments	548,042
Less: imputed interest	(48,203)
Lease liabilities recognized in the Consolidated Balance Sheet	499,839